Acquisition of Kennady Diamonds Inc.	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Acquisition of Kennady Diamonds Inc.
6.	ACQUISITION OF KENNADY DIAMONDS INC.
On January 29, 2018, the Company announced a definitive arrangement agreement pursuant to which the Company would acquire all of the issued and outstanding shares of Kennady Diamonds Inc. (“Kennady”) by way of a court-approved plan of arrangement (the “Transaction”). Under the terms of the Transaction, Kennady shareholders received 0.975 of a Mountain Province common share for each Kennady common share. During the three-month period ended March 31, 2018, the Company obtained 3,000,000 Kennady shares, by way of a private placement. On April 13, 2018, after all conditions precedent were satisfied
,
 Kennady shareholders received 49,737,307 shares of Mountain Province for 51,012,599 shares of Kennady. The transaction was valued based on the share price of the Company on April 13, 2018.
Until April 13, 2018, the 3,000,000 shares of Kennady
obtained
were held as equity securities. During the year ended December 31, 2018, the Company recognized a realized gain of $1,334, net of income taxes, related to the fair value adjustment of its equity securities. All equity securities owned by the Company are classified as FVTOCI, with fair value gains, net of income taxes of $1,334, recorded in other comprehensive income for the year ended December 31, 2018. The acquisition of Kennady Diamonds Inc. is considered an asset acquisition, and not a business combination in accordance with IFRS 3. The following table summarizes the fair value of the consideration transferred to the Kennady shareholders and the final estimates of the fair values of identified assets acquired and liabilities assumed.

The purchase price allocation and the net assets acquired were as follows:

Purchase price:

Common shares issued	$153,688

Purchase of equity securities prior to April 13, 2018	9,038

Company transaction costs	4,247

Total	$166,973

Net assets acquired:

Assets

Cash	$54

Amounts receivable	641

Prepaid expenses	119

Reclamation deposit	250

Property, plant and equipment	168,609

Liabilities

Accounts payable and accrued liabilities	(2,527)

Decommissioning and restoration liability	(173)

Total	$166,973